CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Indemnities for years of service (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movements of post-employment benefits
Opening balance	$ 16,289,643	$ 17,409,793
Service costs	1,191,938	1,202,371
Interest costs	895,043	1,000,018
Actuarial variations	1,445,044	(1,678,013)
Benefits paid	(1,845,504)	(1,644,526)
Total	$ 17,976,164	$ 16,289,643